Software Development Costs, net (Tables)	3 Months Ended
Mar. 31, 2023
Software Development Costs Net
Schedule of capitalized software development

	Successor	Predecessor
	March 31, 2023	December 31, 2022
Capitalized software development costs	$-	$2,680
Accumulated amortization	-	(2,193)
Software development costs, net	-	487